Borrowings - Schedule of Analysis of Net Debt (Parenthetical) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Reynolds American Inc.
Disclosure Of Detailed Information About Borrowings [Line Items]
Purchase price adjustments relating to acquisition	£ 790	£ 848